Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046

713 626 1919
www.invesco.com/us
June 14, 2013
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Sector Funds (Invesco Sector Funds) CIK 0000725781
Ladies and Gentlemen:
On behalf of AIM Sector Funds (Invesco Sector Funds) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post Effective Amendment No. 84 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment is being filed in order to update the prospectus for Invesco Dividend Income Fund.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 684-6301.
Very truly yours,
/s/ Elizabeth Nelson
Elizabeth Nelson
Counsel